Consolidated Balance Sheets - CAD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 209	$ 131
Accounts receivable and other current assets (Note 6)		2,339	1,511
Prepaid expenses		146	116
Inventories (Note 7)		661	478
Regulatory assets (Note 8)		914	492
Total current assets		4,269	2,728
Other assets (Note 9)		1,213	955
Regulatory assets (Note 8)		3,095	3,097
Property, plant and equipment, net (Note 10)		41,663	37,816
Intangible assets, net (Note 11)		1,548	1,343
Goodwill (Note 12)		12,464	11,720
Total assets		64,252	57,659
Current liabilities
Short-term borrowings (Note 14)		253	247
Accounts payable and other current liabilities (Note 13)		3,288	2,570
Regulatory liabilities (Note 8)		595	357
Current installments of long-term debt (Note 14)		2,481	1,628
Total current liabilities		6,617	4,802
Regulatory liabilities (Note 8)		3,320	2,865
Deferred income taxes (Note 22)		4,060	3,627
Long-term debt (Note 14)		25,931	23,707
Finance leases (Note 15)		336	333
Other liabilities (Note 16)		1,146	1,409
Total liabilities		41,410	36,743
Commitments and contingencies (Note 26)
Equity
Common shares	[1]	14,656	14,237
Preference shares (Note 18)		1,623	1,623
Additional paid-in capital		10	10
Accumulated other comprehensive income (loss) (Note 19)		1,008	(40)
Retained earnings		3,733	3,458
Shareholders' equity		21,030	19,288
Non-controlling interests		1,812	1,628
Total equity		22,842	20,916
Total liabilities and equity		$ 64,252	$ 57,659

[1]	(1) No par value. Unlimited authorized shares. 482.2 million and 474.8 million issued and outstanding as at December 31, 2022 and 2021, respectively